Related Parties - Schedule of Transactions with Related Parties (Details) - Total for all related parties [member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Related Parties [Line Items]
Joint ventures	[1]	$ 55,813	$ 67,355	$ 72,748
Other related parties		6
Casino Group companies	[2]		4,604	4,606
Total cost and expenses		55,819	71,959	77,354
The amount of costs and expenses arising from transactions with related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Joint ventures	[3]	120,770	117,430	110,665
Key management personnel	[4]	81,602	86,617	98,396
Members of the Board		513	2,837	2,666
Controlling entity			13,945	14,229
Casino Group companies	[5]		10,036	60,330
Total cost and expenses		202,885	230,865	$ 286,286
Receivable [Member]
Schedule of Transactions with Related Parties [Line Items]
Joint ventures	[6]	37,664	44,634
Controlling entity			1,566
Other related parties		6
Casino Group companies	[7]		5,945
Total cost and expenses		37,670	52,145
Current		37,670	52,145
Non-current
Other non-financial assets [Member]
Schedule of Transactions with Related Parties [Line Items]
Joint ventures	[6]		52,500
Controlling entity
Other related parties
Casino Group companies	[7]
Total cost and expenses			52,500
Current
Non-current			52,500
Payables to related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Joint ventures	[8]	43,757	44,032
Controlling entity			10,581
Casino Group companies	[9]		1,004
Total cost and expenses		43,757	55,617
Other financial liabilities with related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Joint ventures	[10]	$ 11,973	$ 26,515

[1]	The amount of revenue with each joint venture is as follows:
[2]	Revenue mainly relates to the provision of services and rebates from suppliers.
[3]	The amount of costs and expenses with each joint venture is as follows:
[4]	Transactions between Éxito Group and key management personnel, including legal representatives and/or administrators, mainly relate to labor agreements executed by and between the parties.
[5]	Costs and expenses accrued mainly arise from intermediation in the import of goods, purchase of goods and consultancy services.
[6]	The balance of receivables by each joint ventures and by each concept:
[7]	Receivable from Casino Group companies represents reimbursement for payments to expats, supplier agreements and energy efficiency solutions.
[8]	The balance of payables by each joint venture is as follows:
[9]	Payables to Casino Group companies such as intermediation in the import of goods, and consulting and technical assistance services.
[10]	Mainly represents collections received from customers related to the Tarjeta Éxito cards owned by Compañía de Financiamiento Tuya S.A. (Note 25).